SCHEDULE OF FAIR VALUE OF HIERARCHY AT FAIR VALUE ON RECURRING BASIS (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Liability For Buyer Stock Adjustment Amount Derivative [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Financial Liabilities Fair Value Disclosure
Liability For Buyer Stock Adjustment Amount Derivative [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Financial Liabilities Fair Value Disclosure
Liability For Buyer Stock Adjustment Amount Derivative [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Financial Liabilities Fair Value Disclosure
Liability For Buyer Stock Adjustment Amount Derivative [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Financial Liabilities Fair Value Disclosure
Liability for Private Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Financial Liabilities Fair Value Disclosure
Liability for Private Warrants [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Financial Liabilities Fair Value Disclosure
Liability for Private Warrants [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Financial Liabilities Fair Value Disclosure
Liability for Private Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Financial Liabilities Fair Value Disclosure